MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALL-   TWO WORLD TRADE CENTER,
CAP FUND                                          NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1998

DEAR SHAREHOLDER:

During the six months ended November 30, 1998, the international equity markets experienced an extraordinary level of volatility. During the period, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index fell by 11.4 percent, the European portion of the MSCI EAFE Small Cap Index fell by 19.7 percent and the Far East portion of the MSCI EAFE Small Cap Index rose by 5.1 percent. The long bull run in the western European markets came to an end in July as investors became concerned about a global recession as a direct result of the Asian, Latin American and Russian economic crises. This shift led to sharp corrections in small cap stocks worldwide.

In response to this turmoil, the Federal Reserve Board reduced interest rates three times during October and November. These reductions provided encouragement to the financial community, allowing the capital markets to function in a more orderly fashion. In the last six weeks we have seen a sharp recovery in stock markets around the world, led by those in the United States.

PERFORMANCE AND PORTFOLIO

For the six-month period ended November 30, 1998, Morgan Stanley Dean Witter International SmallCap Fund's Class B shares returned -13.41 percent versus -11.35 percent for the Morgan Stanley Capital International EAFE Small Cap Index and -11.22 percent for the Lipper International Small Cap Fund Average. During this period, the Fund's Class A, C and D shares posted total returns of -12.99 percent, -13.41 percent and -13.30 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses.

The Fund's underperformance during the period relative to the benchmark was a result of its underweighted position in Japan and the rest of the Far East. Japan and Singapore were among the best-performing markets during the period, rising 6.4 percent and 14.3 percent, respectively. However, we believe that the valuations in the Asian markets have run well ahead of reality and do not reflect the underlying economic fundamentals. In Japan

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1998, CONTINUED

the measures necessary for structural reform have not yet been implemented, and the fiscal reforms already introduced by the government are unlikely to be sufficient to turn the economy around.

PORTFOLIO STRATEGY

During this period, several stocks were reduced or sold either because they had reached the manager's fair value assessment (Alliance Unichem, Devro, Georg Fisher, Havas Advertising) or because they were particularly sensitive to fears of an economic downturn (Forbo, KSB, Rautaruukki). In the Asian markets, profits were taken on stocks that held strong exposure to the U.S. economy; because of the expected recoveries in Hong Kong and Singapore, these stocks were replaced by stocks more sensitive to improvements in their own domestic economies.

We have added several new positions to the portfolio, including Beru AG, a world leader in glow plugs, a product used in European diesel-engine cars. Also added was Sartorius AG, a global leader in measuring equipment for the pharmaceutical industry. This company is undergoing restructuring in a transformation from a family-run business to a professionally managed organization. Finally, given the increasing role of direct mail in marketing, demand for efficient flexible envelope-making machines has been growing. As a result we purchased Winkler & Duennebier, an international leader of envelope-making machines.

OUTLOOK

During the six-month period ending November 30, 1998, smaller companies generally underperformed larger ones. This underperfomance was a result of investors continuing to focus on larger, more liquid stocks. However, we believe smaller companies to be attractively priced in relation to larger companies. Indeed, the valuation gap between smaller and larger is wider now than it has been in the last decade. As evidence of this, we are beginning to see an increased level of mergers and acquisitions as financial buyers take advantage of the current attractiveness of smaller companies.

We appreciate your ongoing support of Morgan Stanley Dean Witter International SmallCap Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED)

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS AND RIGHTS (97.8%)
            AUSTRALIA (6.7%)
            CASINO/GAMBLING
 1,033,700  Star City Holdings Ltd.*...............................................................  $    782,917
                                                                                                     ------------
            DEPARTMENT STORES
   586,000  David Jones Ltd........................................................................       669,241
                                                                                                     ------------
            ELECTRONIC COMPONENTS
 1,476,069  E.R.G. Ltd.............................................................................     1,018,857
                                                                                                     ------------
            GOLD MINING
   392,000  Eltin Ltd..............................................................................       307,475
                                                                                                     ------------
            HOME BUILDING
 1,377,214  Parbury Ltd............................................................................       259,260
                                                                                                     ------------
            HOSPITAL/NURSING MANAGEMENT
   579,200  Australian Hospital Care Ltd...........................................................       381,620
                                                                                                     ------------

            TOTAL AUSTRALIA........................................................................     3,419,370
                                                                                                     ------------
            DENMARK (1.3%)
            NON - U.S. BANKS
    14,150  Sydbank A/S............................................................................       648,276
                                                                                                     ------------

            FINLAND (5.6%)
            CONSTRUCTION/AG EQUIP/TRUCKS
    17,700  KCI Konecranes International PLC.......................................................       756,366
                                                                                                     ------------
            INDUSTRIAL MACHINERY/COMPONENTS
    43,595  Rauma Group............................................................................       606,082
                                                                                                     ------------
            MACHINERY
     6,700  Kone Corp. (B Shares)..................................................................       767,826
                                                                                                     ------------
            REAL ESTATE
    63,000  Metsa Tissue Corp......................................................................       562,904
                                                                                                     ------------
            STEEL/IRON ORE
    23,050  Rautaruukki OY.........................................................................       147,748
                                                                                                     ------------

            TOTAL FINLAND..........................................................................     2,840,926
                                                                                                     ------------
            FRANCE (7.5%)
            BROADCASTING
     3,050  Societe Television Francaise 1.........................................................       534,287
                                                                                                     ------------
            CONSTRUCTION/AG EQUIP/TRUCKS
    20,021  Groupe Legris Industries S.A...........................................................       875,060
                                                                                                     ------------
            CONSUMER SPECIALTIES
    15,825  Europeenne D'Extincteurs...............................................................       902,694
                                                                                                     ------------

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            MULTI-SECTOR COMPANIES
     5,075  Chargeurs S.A..........................................................................  $    266,706
                                                                                                     ------------
            REAL ESTATE
     6,450  Alliance et Gestion Commerciale........................................................       547,342
                                                                                                     ------------
            TRANSPORTATION - SHIPPING
    13,846  De Dietrich et Compagnie S.A...........................................................       726,427
                                                                                                     ------------

            TOTAL FRANCE...........................................................................     3,852,516
                                                                                                     ------------

            GERMANY (8.6%)
            AUTO PARTS: O.E.M.
    11,500  Beru AG................................................................................       261,472
                                                                                                     ------------
            BUILDING MATERIALS
     1,800  Dyckerhoff AG (Pref.)..................................................................       563,397
                                                                                                     ------------
            ENGINEERING & CONSTRUCTION
     4,108  Philipp Holzmann AG....................................................................       460,946
     1,500  Sto AG (Pref.)*........................................................................       428,748
                                                                                                     ------------
                                                                                                          889,694
                                                                                                     ------------
            INDUSTRIAL MACHINERY/COMPONENTS
     1,920  Satorius AG (Pref.)*...................................................................       459,221
                                                                                                     ------------
            MACHINERY
    16,000  Winkler & Duennebier...................................................................       526,309
                                                                                                     ------------
            MISCELLANEOUS
     4,108  Holzmann (Rights)......................................................................           988
                                                                                                     ------------
            MOTOR VEHICLES
    11,300  Kamps AG*..............................................................................       653,989
                                                                                                     ------------
            OTHER SPECIALTY STORES
     3,240  Hornbach Holding AG (Pref.)............................................................       229,611
    18,750  Moebel Walther AG......................................................................       786,187
                                                                                                     ------------
                                                                                                        1,015,798
                                                                                                     ------------

            TOTAL GERMANY..........................................................................     4,370,868
                                                                                                     ------------

            HONG KONG (2.1%)
            BROADCASTING
    76,000  Television Broadcasts Ltd..............................................................       196,332
                                                                                                     ------------
            CLOTHING/SHOE/ACCESSORY STORES
   492,000  Esprit Holdings Ltd....................................................................       181,116
                                                                                                     ------------
            DIVERSIFIED ELECTRONIC PRODUCTS
    52,000  VTech Holdings Ltd.*...................................................................       225,006
                                                                                                     ------------
            ELECTRONIC COMPONENTS
    38,000  Varitronix International Ltd...........................................................        72,643
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            FOOD CHAINS
   109,000  Dairy Farm International Holdings Ltd..................................................  $    143,880
                                                                                                     ------------
            MEDICAL/DENTAL DISTRIBUTORS
 2,706,000  Quality Healthcare Asia Ltd.*..........................................................       248,161
                                                                                                     ------------
            TOTAL HONG KONG........................................................................     1,067,138
                                                                                                     ------------

            IRELAND (2.1%)
            BANKS - EUROPEAN
   430,720  Anglo Irish Bank Corp. PLC.............................................................     1,100,966
                                                                                                     ------------
            ITALY (2.5%)
            AUTO PARTS: O.E.M.
   115,400  Sogefi SpA.............................................................................       319,199
                                                                                                     ------------
            DIVERSIFIED FINANCIAL SERVICES
    13,800  Banca Popolare di Bergamo Credito Varesino SpA.........................................       304,381
                                                                                                     ------------
            OFFICE EQUIPMENT/SUPPLIES
   186,900  Buffetti SpA...........................................................................       633,956
                                                                                                     ------------
            TOTAL ITALY............................................................................     1,257,536
                                                                                                     ------------
            JAPAN (24.8%)
            AIRLINES
     5,000  H.I.S. Co., Ltd........................................................................       107,592
                                                                                                     ------------
            APPAREL
     5,000  Nagaileben Co., Ltd.*..................................................................        88,916
                                                                                                     ------------
            AUTO PARTS: O.E.M.
    20,000  NGK Spark Plug Co., Ltd................................................................       184,815
                                                                                                     ------------
            CLOTHING/SHOE/ACCESSORY STORES
     9,000  Ryohin Keikaku Co., Ltd................................................................     1,023,143
     6,100  Shimamura Co., Ltd.....................................................................       241,226
                                                                                                     ------------
                                                                                                        1,264,369
                                                                                                     ------------
            COMPUTER SOFTWARE
     6,000  Fuji Soft ABC Inc......................................................................       246,041
                                                                                                     ------------
            CONSUMER ELECTRONICS/APPLIANCES
    12,000  Aiwa Co., Ltd..........................................................................       348,843
                                                                                                     ------------
            CONSUMER SUNDRIES
    11,600  Aderans Co., Ltd.......................................................................       330,621
                                                                                                     ------------

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            DIVERSIFIED COMMERCIAL SERVICES
     2,400  Bellsystem 24, Inc.....................................................................  $    459,927
     8,200  Meitec Corp............................................................................       193,098
                                                                                                     ------------
                                                                                                          653,025
                                                                                                     ------------
            DRUG STORE CHAIN
    10,900  Matsumotokiyoshi Co....................................................................       419,537
                                                                                                     ------------
            ELECTRICAL PRODUCTS
     7,000  Nidec Corp.............................................................................       781,567
    27,000  Ushio Inc..............................................................................       236,346
                                                                                                     ------------
                                                                                                        1,017,913
                                                                                                     ------------
            ELECTRONIC COMPONENTS
    14,000  Sony Chemicals Corp....................................................................       504,750
                                                                                                     ------------
            ELECTRONIC PRODUCTION EQUIPMENT
     7,000  Disco Corp.............................................................................       198,376
     5,000  Fujimi Inc.............................................................................       185,546
                                                                                                     ------------
                                                                                                          383,922
                                                                                                     ------------
            FINANCIAL SERVICES
    11,000  Aeon Credit Service Co., Ltd...........................................................       623,467
                                                                                                     ------------
            FOOD CHAINS
    13,000  Circle K Japan Co., Ltd................................................................       529,923
     7,600  Ministop Co., Ltd......................................................................       183,597
                                                                                                     ------------
                                                                                                          713,520
                                                                                                     ------------
            HOME BUILDING
       500  Higashi Nihon House Co.................................................................         1,624
                                                                                                     ------------
            INDUSTRIAL MACHINERY/COMPONENTS
    10,000  Fuji Machine Manufacturing Co., Ltd....................................................       315,063
    16,000  Hosiden Corp.*.........................................................................       277,385
    14,000  Japan Cash Machine Co., Ltd............................................................       188,713
     9,000  Union Tool Co..........................................................................       398,295
                                                                                                     ------------
                                                                                                        1,179,456
                                                                                                     ------------
            MACHINERY
    12,000  Sato Corp..............................................................................       195,859
                                                                                                     ------------
            MEDICAL SPECIALTIES
    11,000  Kawasumi Laboratories, Inc.............................................................       187,576
                                                                                                     ------------
            METALS FABRICATIONS
    16,000  Sumitomo Special Metals Co.............................................................       263,743
                                                                                                     ------------
            OTHER SPECIALTY STORES
     3,000  Otsuka Kagu Ltd........................................................................       183,679
                                                                                                     ------------
            REAL ESTATE
       700  Chubu Sekiwa Real Estate, Ltd..........................................................         3,837
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            RESTAURANTS
     7,000  Denny's Japan Co., Ltd.................................................................  $    167,682
    13,100  Doutor Coffee Co., Ltd.................................................................       412,733
    15,000  Saint Marc Co., Ltd....................................................................       444,580
    18,000  Watami Food Service Co., Ltd...........................................................       482,339
                                                                                                     ------------
                                                                                                        1,507,334
                                                                                                     ------------
            SERVICES TO THE HEALTH INDUSTRY
     8,000  Nichii Gakkan Co.......................................................................       311,815
                                                                                                     ------------
            SOFT DRINKS
    12,300  Itoen, Ltd.............................................................................       523,362
                                                                                                     ------------
            SPECIALTY CHEMICALS
    28,000  Nippon Soda Co., Ltd...................................................................       157,564
                                                                                                     ------------
            SPECIALTY FOODS/CANDY
    11,000  Ariake Japan Co., Ltd..................................................................       334,957
    22,000  Rock Field Co., Ltd....................................................................       401,949
                                                                                                     ------------
                                                                                                          736,906
                                                                                                     ------------
            STEEL/IRON ORE
     5,000  Misumi Corp............................................................................        88,510
                                                                                                     ------------
            UTILITIES
    13,000  Tokyo Seimitsu Co., Ltd................................................................       430,694
                                                                                                     ------------

            TOTAL JAPAN............................................................................    12,659,290
                                                                                                     ------------
            MALAYSIA (0.7%)
            CASINO/GAMBLING
   115,000  Tanjong PLC............................................................................        99,116
                                                                                                     ------------
            CATALOG/SPECIALTY DISTRIBUTION
    72,000  Amway (Malaysia) Holdings Berhad.......................................................       104,751
                                                                                                     ------------
            MOTOR VEHICLES
    36,000  Oriental Holdings Berhad...............................................................        34,475
                                                                                                     ------------
            MULTI-SECTOR COMPANIES
   249,000  Hap Seng Consolidated Berhad...........................................................       116,017
                                                                                                     ------------
            TOTAL MALAYSIA.........................................................................       354,359
                                                                                                     ------------
            NETHERLANDS (8.3%)
            CONSUMER ELECTRONICS/APPLIANCES
     6,445  Atag Group NV..........................................................................       172,155
                                                                                                     ------------
            ENGINEERING & CONSTRUCTION
    16,900  Hollandsche Beton Groep NV.............................................................       195,616
                                                                                                     ------------

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            FARMING/SEEDS/MILLING
    14,100  Nutreco Holding NV.....................................................................  $    553,868
                                                                                                     ------------
            MULTI-SECTOR COMPANIES
    19,720  Apothekers Cooperatie OPG NV...........................................................       619,703
    10,400  Internatio-Muller NV...................................................................       238,580
                                                                                                     ------------
                                                                                                          858,283
                                                                                                     ------------
            NEWSPAPERS
    12,800  Holdingmaatschappij De Telegraaf NV....................................................       331,849
                                                                                                     ------------
            OFFICE EQUIPMENT/SUPPLIES
    20,845  Samas Groep NV.........................................................................       339,538
                                                                                                     ------------
            PACKAGE GOODS/COSMETICS
    17,050  Benckiser NV (B Shares)................................................................     1,009,087
                                                                                                     ------------
            WHOLESALE & INTERNATIONAL TRADE
    19,000  GTI Holding NV.........................................................................       507,516
    10,500  Koninklijke Ahrend Groep NV............................................................       247,473
                                                                                                     ------------
                                                                                                          754,989
                                                                                                     ------------

            TOTAL NETHERLANDS......................................................................     4,215,385
                                                                                                     ------------

            NEW ZEALAND (1.5%)
            AIRCRAFT & AEROSPACE
   219,500  Auckland Intl Airport Ltd.*............................................................       243,151
                                                                                                     ------------
            ENGINEERING & CONSTRUCTION
   120,900  Fletcher Challenge Building............................................................       152,334
                                                                                                     ------------
            WHOLESALE DISTRIBUTOR
   113,200  Fisher & Paykel Industries Ltd.........................................................       353,609
                                                                                                     ------------

            TOTAL NEW ZEALAND......................................................................       749,094
                                                                                                     ------------

            NORWAY (2.0%)
            CONSTRUCTION/AG EQUIP/TRUCKS
    25,900  Kverneland ASA.........................................................................       615,530
                                                                                                     ------------
            NON - U.S. BANKS
    21,420  Sparebanken NOR........................................................................       413,254
                                                                                                     ------------

            TOTAL NORWAY...........................................................................     1,028,784
                                                                                                     ------------

            SINGAPORE (1.6%)
            ELECTRICAL PRODUCTS
    40,000  GP Batteries International Ltd.*.......................................................        86,919
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS
    34,000  Venture Manufacturing (Singapore) Ltd..................................................  $    130,015
                                                                                                     ------------
            INDUSTRIAL MACHINERY/COMPONENTS
   204,000  Natsteel Broadway Ltd..................................................................       228,480
                                                                                                     ------------
            MULTI-SECTOR COMPANIES
   233,000  Informatics Holdings Ltd.*.............................................................        83,442
                                                                                                     ------------
            PRECISION INSTRUMENTS
    98,000  Avimo Group Ltd........................................................................       151,684
                                                                                                     ------------
            SPECIALTY FOODS/CANDY
    50,000  Want Want Holdings.....................................................................        60,000
                                                                                                     ------------
            TOBACCO
    11,000  Rothmans Industries Ltd................................................................        62,762
                                                                                                     ------------
            TOTAL SINGAPORE........................................................................       803,302
                                                                                                     ------------
            SPAIN (1.8%)
            DIVERSIFIED COMMERCIAL SERVICES
    21,800  Prosegur, CIA de Seguridad S.A.........................................................       264,014
                                                                                                     ------------
            PRINTING FORMS
    18,350  Miquel y Costas & Miquel, S.A..........................................................       659,076
                                                                                                     ------------

            TOTAL SPAIN............................................................................       923,090
                                                                                                     ------------

            SWEDEN (1.5%)
            INDUSTRIAL MACHINERY/COMPONENTS
    20,500  Haldex AB*.............................................................................       245,622
                                                                                                     ------------
            MEDICAL/NURSING SERVICES
    35,610  Nobel Biocare AB.......................................................................       505,432
                                                                                                     ------------
            TOTAL SWEDEN...........................................................................       751,054
                                                                                                     ------------
            SWITZERLAND (4.7%)
            ADVERTISING
       150  Publigroupe S.A........................................................................        42,617
                                                                                                     ------------
            CONSTRUCTION/AG EQUIP/TRUCKS
       286  Bucher Holding AG (Bearer Shares)......................................................       262,649
                                                                                                     ------------
            CONTAINERS/PACKAGING
       980  SIG Schweizerische Industrie-
              Gesellschaft Holding AG
              (Registered Shares)..................................................................       632,802
                                                                                                     ------------

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY/COMPONENTS
       160  Bobst AG (Bearer Shares)...............................................................  $    216,785
       900  Zehnder Holdings AG....................................................................       417,779
                                                                                                     ------------
                                                                                                          634,564
                                                                                                     ------------
            OTHER SPECIALTY STORES
     3,095  Valora Holding AG......................................................................       810,500
                                                                                                     ------------

            TOTAL SWITZERLAND......................................................................     2,383,132
                                                                                                     ------------

            UNITED KINGDOM (14.5%)
            ADVERTISING
   395,500  Aegis Group PLC*.......................................................................       585,367
                                                                                                     ------------
            BROADCASTING
    67,900  Capital Radio PLC......................................................................       612,497
                                                                                                     ------------
            FOOD DISTRIBUTORS
   334,400  Christian Salvesen PLC.................................................................       551,459
                                                                                                     ------------
            INDUSTRIAL MACHINERY/COMPONENTS
   212,800  Bunzl PLC..............................................................................       951,016
   174,500  The Six Hundred Group PLC..............................................................       192,804
                                                                                                     ------------
                                                                                                        1,143,820
                                                                                                     ------------
            MEAT/POULTRY/FISH
   528,000  Bernard Matthews PLC...................................................................       948,655
                                                                                                     ------------
            MEDICAL/NURSING SERVICES
   107,700  Westminster Health Care Holdings PLC...................................................       337,455
                                                                                                     ------------
            MISCELLANEOUS MATERIALS & COMMODITIES
   205,200  Quadramatic PLC........................................................................       521,129
                                                                                                     ------------
            MULTI-SECTOR COMPANIES
   231,900  SIG PLC................................................................................       539,221
                                                                                                     ------------
            OTHER METALS/MINERALS
   178,200  English China Clays PLC................................................................       502,517
                                                                                                     ------------
            OTHER PHARMACEUTICALS
    38,012  Seton Scholl Healthcare PLC............................................................       545,365
                                                                                                     ------------
            RETAIL - GENERAL MERCHANDISE
    41,800  Le Riche Group Ltd.....................................................................       322,604
                                                                                                     ------------
            SPECIALTY FOODS/CANDY
   234,350  Devro PLC..............................................................................       629,941
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------
            WHOLESALE DISTRIBUTOR
   151,300  Time Products PLC......................................................................  $    162,804
                                                                                                     ------------

            TOTAL UNITED KINGDOM...................................................................     7,402,834
                                                                                                     ------------

            TOTAL COMMON AND PREFERRED
            STOCKS AND RIGHTS
            (IDENTIFIED COST $51,042,005)..........................................................    49,827,920
                                                                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (a) (2.9%)
            U.S. GOVERNMENT AGENCY
$    1,500  Federal Home Loan Banks 5.15% due 12/01/98 (AMORTIZED COST $1,500,000).................     1,500,000
                                                                                                     ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $52,542,005) (B)..........................................................  100.7 %   51,327,920

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............................................   (0.7)      (348,359)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 50,979,561
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $5,851,433 and the aggregate gross unrealized depreciation is $7,065,518, resulting in net unrealized depreciation of $1,214,085.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 1998:

                     IN
 CONTRACTS TO     EXCHANGE   DELIVERY  UNREALIZED
    DELIVER         FOR        DATE    DEPRECIATION
--------------------------------------------------
JPY 366,744,000  $2,800,000  12/24/98  $ (190,206)
JPY 417,000,000  $3,000,000  03/03/99    (431,525)
                                       -----------
Total unrealized depreciation........  $ (621,731)
                                       -----------
                                       -----------

CURRENCY ABBREVIATION:
JPY    Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising........................................................................  $   627,984        1.2 %
Aircraft & Aerospace...............................................................      243,151        0.5
Airlines...........................................................................      107,592        0.2
Apparel............................................................................       88,916        0.2
Auto Parts: O.E.M..................................................................      765,486        1.5
Banks - European...................................................................    1,100,966        2.2
Broadcasting.......................................................................    1,343,116        2.6
Building Materials.................................................................      563,397        1.1
Casino/Gambling....................................................................      882,033        1.7
Catalog/Specialty Distribution.....................................................      104,751        0.2
Clothing/Shoe/Accessory Stores.....................................................    1,445,485        2.8
Computer Software..................................................................      246,041        0.5
Construction/Ag Equip/Trucks.......................................................    2,509,605        4.9
Consumer Electronics/Appliances....................................................      520,998        1.0
Consumer Specialties...............................................................      902,694        1.8
Consumer Sundries..................................................................      330,621        0.7
Containers/Packaging...............................................................      632,802        1.2
Department Stores..................................................................      669,241        1.3
Diversified Commercial Services....................................................      917,039        1.8
Diversified Electronic Products....................................................      225,006        0.4
Diversified Financial Services.....................................................      304,381        0.6
Drug Store Chain...................................................................      419,537        0.8
Electrical Products................................................................    1,104,832        2.2
Electronic Components..............................................................    1,726,265        3.4
Electronic Production Equipment....................................................      383,922        0.8
Engineering & Construction.........................................................    1,237,644        2.4
Farming/Seeds/Milling..............................................................      553,868        1.1
Financial Services.................................................................      623,467        1.2
Food Chains........................................................................      857,400        1.7
Food Distributors..................................................................      551,459        1.1
Gold Mining........................................................................      307,475        0.6
Home Building......................................................................      260,884        0.5
Hospital/Nursing Management........................................................      381,620        0.7
Industrial Machinery/Components....................................................    4,497,245        8.8
Machinery..........................................................................    1,489,995        2.9
Meat/Poultry/Fish..................................................................      948,655        1.9
Medical Specialties................................................................      187,576        0.4
Medical/Dental Distributors........................................................      248,161        0.5

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Medical/Nursing Services...........................................................  $   842,887        1.7 %
Metals Fabrications................................................................      263,743        0.5
Miscellaneous......................................................................          988        0.0
Miscellaneous Materials & Commodities..............................................      521,129        1.0
Motor Vehicles.....................................................................      688,464        1.4
Multi-Sector Companies.............................................................    1,863,669        3.7
Newspapers.........................................................................      331,849        0.7
Non - U.S. Banks...................................................................    1,061,530        2.1
Office Equipment/Supplies..........................................................      973,494        1.9
Other Metals/Minerals..............................................................      502,517        1.0
Other Pharmaceuticals..............................................................      545,365        1.1
Other Specialty Stores.............................................................    2,009,977        3.9
Package Goods/Cosmetics............................................................    1,009,087        2.0
Precision Instruments..............................................................      151,684        0.3
Printing Forms.....................................................................      659,076        1.3
Real Estate........................................................................    1,114,083        2.2
Restaurants........................................................................    1,507,333        3.0
Retail - General Merchandise.......................................................      322,604        0.6
Services To The Health Industry....................................................      311,815        0.6
Soft Drinks........................................................................      523,362        1.0
Specialty Chemicals................................................................      157,564        0.3
Specialty Foods/Candy..............................................................    1,426,847        2.8
Steel/Iron Ore.....................................................................      236,258        0.5
Tobacco............................................................................       62,762        0.1
Transportation - Shipping..........................................................      726,427        1.4
U.S. Government Agency.............................................................    1,500,000        2.9
Utilities..........................................................................      430,694        0.8
Wholesale & International Trade....................................................      754,989        1.5
Wholesale Distributor..............................................................      516,413        1.0
                                                                                     -----------     -----
                                                                                     $51,327,920      100.7 %
                                                                                     -----------     -----
                                                                                     -----------     -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $48,145,955       94.5 %
Preferred Stocks...................................................................    1,680,977        3.3
Rights.............................................................................          988        0.0
Short-Term Investment..............................................................    1,500,000        2.9
                                                                                     -----------     -----
                                                                                     $51,327,920      100.7 %
                                                                                     -----------     -----
                                                                                     -----------     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $52,542,005)................................................................  $51,327,920
Cash (including $71,875 in foreign currency)...................................................      244,350
Receivable for:
    Investments sold...........................................................................      578,197
    Dividends..................................................................................       80,973
    Foreign withholding taxes reclaimed........................................................       58,134
    Shares of beneficial interest sold.........................................................       27,795
Deferred organizational expenses...............................................................       22,133
Prepaid expenses and other assets..............................................................       82,845
                                                                                                 -----------
     TOTAL ASSETS..............................................................................   52,422,347
                                                                                                 -----------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts.............................      621,731
Payable for:
    Investments purchased......................................................................      568,550
    Shares of beneficial interest repurchased..................................................       74,445
    Investment management fee..................................................................       50,652
    Plan of distribution fee...................................................................       43,393
Accrued expenses and other payables............................................................       84,015
                                                                                                 -----------
     TOTAL LIABILITIES.........................................................................    1,442,786
                                                                                                 -----------
     NET ASSETS................................................................................  $50,979,561
                                                                                                 -----------
                                                                                                 -----------
COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $74,970,528
Net unrealized depreciation....................................................................   (1,857,163)
Net investment loss............................................................................     (248,181)
Accumulated net realized loss..................................................................  (21,885,623)
                                                                                                 -----------
     NET ASSETS................................................................................  $50,979,561
                                                                                                 -----------
                                                                                                 -----------
CLASS A SHARES:
Net Assets.....................................................................................     $370,599
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................       48,262
     NET ASSET VALUE PER SHARE.................................................................        $7.68
                                                                                                 -----------
                                                                                                 -----------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........................................        $8.11
                                                                                                 -----------
                                                                                                 -----------
CLASS B SHARES:
Net Assets.....................................................................................  $50,395,167
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................    6,632,607
     NET ASSET VALUE PER SHARE.................................................................        $7.60
                                                                                                 -----------
                                                                                                 -----------
CLASS C SHARES:
Net Assets.....................................................................................     $158,602
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................       20,873
     NET ASSET VALUE PER SHARE.................................................................        $7.60
                                                                                                 -----------
                                                                                                 -----------
CLASS D SHARES:
Net Assets.....................................................................................      $55,193
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................        7,198
     NET ASSET VALUE PER SHARE.................................................................        $7.67
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $75,027 foreign withholding tax).............................................  $   610,636
Interest.......................................................................................       42,003
                                                                                                 -----------

     TOTAL INCOME..............................................................................      652,639
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................      336,498
Plan of distribution fee (Class A shares)......................................................          462
Plan of distribution fee (Class B shares)......................................................      288,815
Plan of distribution fee (Class C shares)......................................................          492
Transfer agent fees and expenses...............................................................       81,579
Shareholder reports and notices................................................................       63,121
Professional fees..............................................................................       48,418
Registration fees..............................................................................       25,858
Custodian fees.................................................................................       22,617
Organizational expenses........................................................................       16,836
Trustees' fees and expenses....................................................................        5,807
Other..........................................................................................       10,317
                                                                                                 -----------

     TOTAL EXPENSES............................................................................      900,820
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................     (248,181)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
    Investments................................................................................       90,175
    Foreign exchange transactions..............................................................      214,186
                                                                                                 -----------

     NET GAIN..................................................................................      304,361
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................   (8,847,525)
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................     (643,078)
                                                                                                 -----------

     NET DEPRECIATION..........................................................................   (9,490,603)
                                                                                                 -----------

     NET LOSS..................................................................................   (9,186,242)
                                                                                                 -----------

NET DECREASE...................................................................................  $(9,434,423)
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX        FOR THE YEAR
                                                                               MONTHS ENDED            ENDED
                                                                             NOVEMBER 30, 1998     MAY 31, 1998*
----------------------------------------------------------------------------------------------------------------
                                                                                (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss........................................................      $   (248,181)     $  (1,010,832)
Net realized gain..........................................................           304,361          4,988,366
Net change in unrealized appreciation......................................        (9,490,603)        (6,927,685)
                                                                             -----------------     -------------

     NET DECREASE..........................................................        (9,434,423)        (2,950,151)
Net decrease from transactions in shares of beneficial interest............       (10,791,538)       (31,152,512)
                                                                             -----------------     -------------

     NET DECREASE..........................................................       (20,225,961)       (34,102,663)

NET ASSETS:
Beginning of period........................................................        71,205,522        105,308,185
                                                                             -----------------     -------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $248,181 AND $0, RESPECTIVELY).....      $ 50,979,561      $  71,205,522
                                                                             -----------------     -------------
                                                                             -----------------     -------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $172,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,288,034 at November 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

The Distributor has informed the Fund that for the six months ended November 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $109,461 and $23, respectively and received $2,911 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1998 aggregated $9,053,782 and $17,699,317, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $13,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                   FOR THE YEAR
                                                                           MONTHS ENDED                     ENDED
                                                                        NOVEMBER 30, 1998               MAY 31, 1998*
                                                                   ----------------------------   --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      122,652   $      918,578        37,467   $    315,275
Redeemed.........................................................     (110,317)        (823,853)       (1,540)       (12,809)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................       12,335           94,725        35,927        302,466
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................      259,752        2,099,412     1,496,043      2,527,299
Redeemed.........................................................   (1,581,188)     (12,311,612)   (5,352,008)   (44,859,325)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (1,321,436)     (10,212,200)   (3,855,965)   (32,332,026)
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES
Sold.............................................................       13,592          107,079        12,297        106,649
Redeemed.........................................................       (1,527)         (11,693)       (3,489)       (27,753)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       12,065           95,386         8,808         78,896
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES
Sold.............................................................      109,753          815,639        95,823        798,152
Redeemed.........................................................     (198,378)      (1,585,088)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class D................................      (88,625)        (769,449)       95,823        798,152
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (1,385,661)  $  (10,791,538)   (3,715,407)  $(31,152,512)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through May 31, 1998.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1998 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

At May 31, 1998, the Fund had a net capital loss carryover of approximately $21,944,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:

       AMOUNT IN THOUSANDS
---------------------------------
  2004       2005        2006
---------  ---------  -----------
$   7,034  $   1,455  $    13,455
---------  ---------  -----------
---------  ---------  -----------

As of May 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase put options on foreign currencies in which the securities are denominated to hedge against adverse foreign currency and market risk.

Forward contracts and purchased put options on foreign currency involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter purchased put options from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 1998, there were outstanding forward contracts.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                    FOR THE SIX                    FOR THE YEAR ENDED MAY 31,                JULY 29, 1994*
                                    MONTHS ENDED          ---------------------------------------------         THROUGH
                                NOVEMBER 30, 1998++        1998**++          1997              1996           MAY 31, 1995
----------------------------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period.......................      $  8.80               $     8.92      $     10.28       $      8.54        $  10.00
                                     ------               ----------      -----------       -----------          ------

Income (loss) from investment
 operations:
   Net investment loss........        (0.03)                   (0.11)           (0.16)            (0.08)          (0.08)
   Net realized and unrealized
   gain (loss)................        (1.17)                   (0.01)           (0.88)             1.82           (1.38)
                                     ------               ----------      -----------       -----------          ------

Total income (loss) from
 investment operations........        (1.20)                   (0.12)           (1.04)             1.74           (1.46)
                                     ------               ----------      -----------       -----------          ------

Dividends from net investment
 income.......................      --                        --                (0.38)          --              --
                                     ------               ----------      -----------       -----------          ------

Capital contribution..........      --                        --                 0.06           --              --
                                     ------               ----------      -----------       -----------          ------

Net asset value, end of
 period.......................      $  7.60               $     8.80      $      8.92       $     10.28        $   8.54
                                     ------               ----------      -----------       -----------          ------
                                     ------               ----------      -----------       -----------          ------

TOTAL RETURN+.................       (13.41)%(1)               (1.35)%          (9.52)%(3)        20.37%         (14.60)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses......................         3.09%(2)(4)              3.06%            2.89%             2.85%           2.90%(2)

Net investment loss...........        (0.86)%(2)(4)            (1.24)%          (1.34)%           (1.09)%         (1.12)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands....................      $50,395                  $69,960         $105,308          $145,254         $93,729

Portfolio turnover rate.......           16%(1)                  178%              46%               44%             41%(1)

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Includes voluntary capital contribution from Morgan Grenfell Investment Services Limited, the former sub-advisor, the effect of which was to increase total return by 0.59%.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                               FOR THE
                                                                                                PERIOD
                                                                        FOR THE SIX            JULY 28,
                                                                        MONTHS ENDED            1997*
                                                                        NOVEMBER 30,           THROUGH
                                                                            1998             MAY 31, 1998
---------------------------------------------------------------------------------------------------------

                                                                        (UNAUDITED)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................       $ 8.85               $ 8.96
                                                                             ------               ------
Loss from investment operations:
   Net investment loss................................................        (0.01)             --
   Net realized and unrealized loss...................................        (1.16)               (0.11)
                                                                             ------               ------
Total loss from investment operations.................................        (1.17)               (0.11)
                                                                             ------               ------
Net asset value, end of period........................................       $ 7.68               $ 8.85
                                                                             ------               ------
                                                                             ------               ------
TOTAL RETURN+.........................................................       (12.99)%(1)           (1.23)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.34%(2)(3)          2.52%(2)
Net investment income (loss)..........................................        (0.11)%(2)(3)         0.03%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $  371               $  318
Portfolio turnover rate...............................................           16%(1)              178%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................       $ 8.80               $ 8.96
                                                                             ------               ------
Loss from investment operations:
   Net investment loss................................................        (0.04)               (0.09)
   Net realized and unrealized loss...................................        (1.16)               (0.07)
                                                                             ------               ------
Total loss from investment operations.................................        (1.20)               (0.16)
                                                                             ------               ------
Net asset value, end of period........................................       $ 7.60               $ 8.80
                                                                             ------               ------
                                                                             ------               ------
TOTAL RETURN+.........................................................       (13.41)%(1)           (1.79)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         3.09%(2)(3)          3.16%(2)
Net investment loss...................................................        (0.86)%(2)(3)        (1.37)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $159                  $77
Portfolio turnover rate...............................................           16%(1)              178%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                               FOR THE
                                                                                               PERIOD
                                                                                              JULY 28,
                                                                        FOR THE SIX             1997*
                                                                        MONTHS ENDED           THROUGH
                                                                        NOVEMBER 30,           MAY 31,
                                                                            1998                1998
--------------------------------------------------------------------------------------------------------

                                                                        (UNAUDITED)

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $ 8.87              $ 8.96
                                                                             ------          -----------

Loss from investment operations:
   Net investment income..............................................         0.01              --
   Net realized and unrealized loss...................................        (1.21)              (0.09)
                                                                             ------          -----------

Total loss from investment operations.................................        (1.20)              (0.09)
                                                                             ------          -----------

Net asset value, end of period........................................       $ 7.67              $ 8.87
                                                                             ------          -----------
                                                                             ------          -----------

TOTAL RETURN+.........................................................       (13.30)%(1)          (1.00)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses..............................................................         2.09%(2)(3)         2.31%(2)

Net investment income (loss)..........................................         0.14%(2)(3)        (0.02)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands...............................          $55                $850

Portfolio turnover rate...............................................           16%(1)             178%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                    MORGAN STANLEY
                                     DEAN WITTER
                                    INTERNATIONAL
                                    SMALLCAP FUND
--------------------------------------------------------------------------------




                                  SEMIANNUAL REPORT
                                  NOVEMBER 30, 1998




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder
--------------------------------------------------------------------------------
OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer
--------------------------------------------------------------------------------
TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048
--------------------------------------------------------------------------------
SUB-ADVISOR

Morgan Stanley Dean Witter Investment Management Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.